CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Cash Provided By Used In Operating Activities [Abstract]
Profit Loss	$ 8,549,791	$ 11,093,191	$ (13,311,885)
Depreciation Nonproduction	27,562,120	26,624,098	26,766,672
Amortization of deferred charges	395,446	508,686	202,770
Amortization Of Intangible Assets			(181,552)
Effect Of Exchange Rate On Cash And Cash Equivalents	(6,868)	(1,690,528)
Forfeiture of vessels deposit and contract termination fees			16,500,000
Share Based Compensation	4,071	154,442	573,855
Unrealized Gain Loss On Derivatives	3,734,845	(15,993)	1,454,894
Impairment Of Long Lived Assets To Be Disposed Of			9,867,777
Net (gain) loss on sale of vessels	5,654,178	(960,696)	791,659
Increase Decrease In Accounts Receivable	910,922	(601,406)	716,483
Increase Decrease In Contract Receivables Net	(715,934)	(580,579)	(642,259)
Increase Decrease In Inventories	(576,016)	306,827	(892,777)
Increase Decrease In Prepaid Expense	148,503	(151,256)	186,784
Increase Decrease In Accounts Payable Related Parties	(1,640,382)	2,205,275	4,902,720
Increase Decrease In Accounts Payable Trade	1,692,418	537,841	967,373
Increase Decrease In Accrued Liabilities	(684,432)	(661,728)	1,577,225
Increase Decrease In Other Accrued Liabilities	(2,687,500)	(8,062,500)
Increase Decrease In Deferred Revenue	34,556	(889,333)	(1,132,396)
Net Cash Provided By Used In Operating Activities	42,375,718	27,816,341	48,347,343
Net Cash Provided By Used In Investing Activities [Abstract]
Proceeds From Insurance Settlement Investing Activities	(595,926)	(678,036)	(755,713)
Advances for vessel under construction and acquisitions	54,981,190	70,855,294	112,312,053
Proceeds From Sale Of Property Plant And Equipment	(25,001,033)	(37,100,890)	(11,669,374)
Increase Decrease In Restricted Cash	(2,209,165)	(96,010)	(1,676,749)
Net Cash Provided By Used In Investing Activities	31,593,396	33,172,378	101,563,715
Net Cash Provided By Used In Financing Activities [Abstract]
Proceeds from (Repurchase of) Equity	(2,234,214)	(6,280,327)
Payments of Dividends (Inflow)/Outflow			4,183,146
Proceeds from (Payments for) Other Financing Activities	(785,000)	(360,000)	(1,119,300)
Proceeds from customer deposits	275,000	285,000
Payments for customer deposits	(285,000)	(3,522,287)	(1,381,099)
Proceeds from Other Debt	(43,417,768)	(45,736,121)	(26,021,803)
Proceeds from (Repayments of) Other Long-term Debt	49,400,000	45,000,000	88,150,000
Net Cash Provided By Used In Financing Activities	2,953,018	(10,613,735)	55,444,652
Foreign Currency Transaction Gain Loss Unrealized	6,868	1,690,528
Cash And Cash Equivalents Period Increase Decrease	13,742,208	(14,279,244)	2,228,280
Cash And Cash Equivalents At Beginning Of Period	29,797,095	44,076,339	41,848,059
Cash And Cash Equivalents At End Of Period	43,539,303	29,797,095	44,076,339
Supplemental Cash Flow Information [Abstract]
Interest Paid Net	$ 7,566,151	$ 6,755,101	$ 8,716,032